Important Notice Regarding Change in Name and Investment Policy

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
Supplement to Summary Prospectus dated June 1, 2014, as revised June 18, 2014

The following changes are effective April 15, 2015:

1.

The name of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund is changed to Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund.

2.

The following replaces “Investment Objective”:

The Fund’s investment objective is to seek current income exempt from regular federal income tax.

3.

The following replaces “Principal Investment Strategies”:

Under normal market conditions, the Fund invests at least 80% of its net assets in municipal obligations with final maturities of between five and fifteen years, the interest on which is exempt from regular federal income tax (the 80% Policy”).  For the purposes of the Fund’s 80% Policy, final maturity is defined as (i) the stated final maturity of a callable bond; (ii) the pre-refunded date of a pre-refunded bond; and (iii) the put date of a put bond.  All municipal obligations maturing in a calendar year will be defined as having the same final maturity.  At least 90% of the Fund’s net assets normally is invested in municipal obligations rated at least investment grade at the time of investment (which are those rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.  The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).    For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.    The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

The Fund invests primarily in general obligation or revenue bonds.  In pursuing its investment objective, the Fund seeks to weight investment in obligations such that at least 5% and not more than 15% of its net assets are invested in obligations with a final maturity in a year within the five-to-fifteen year maturity range.  When a municipal obligation’s final maturity is four years, the Fund intends to sell that security within one year and reinvest the proceeds in obligations with longer maturities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio managers may also trade securities to seek to minimize capital gains to shareholders

4.

The third, sixth, seventh, eighth and eleventh paragraphs under “Principal Risks” are deleted.

5.

The following paragraph is added under “Principal Risks” after “Tax Risk”:

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

6.

The Fund’s primary benchmark is Barclays Capital 10-Year Municipal Bond Index.

7.

The following replaces “Investment Adviser” under “Management”:

Investment Adviser. Eaton Vance Management (“Eaton Vance”).  The portfolio managers of the Fund are part of Eaton Vance’s Tax-Advantaged Bond Strategies (“TABS”) division.

8.

The following replaces “Tax Information”:

The Fund’s distributions are expected to be exempt from regular federal income tax. However, the Fund may also distribute taxable income to the extent that it invests in taxable municipal obligations.  Distributions of any net realized gains are expected to be taxable.

February 13, 2015	17603 2.13.15

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
Supplement to Prospectus dated June 1, 2014

The following changes are effective April 15, 2015:

1.

The name of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund is changed to Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

2.

The following replaces “Investment Objective” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund”:

The Fund’s investment objective is to seek current income exempt from regular federal income tax.

3.

The following replaces “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund”:

Under normal market conditions, the Fund invests at least 80% of its net assets in municipal obligations with final maturities of between five and fifteen years, the interest on which is exempt from regular federal income tax (the 80% Policy”).  For the purposes of the Fund’s 80% Policy, final maturity is defined as (i) the stated final maturity of a callable bond; (ii) the pre-refunded date of a pre-refunded bond; and (iii) the put date of a put bond.  All municipal obligations maturing in a calendar year will be defined as having the same final maturity.  At least 90% of the Fund’s net assets normally is invested in municipal obligations rated at least investment grade at the time of investment (which are those rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.  The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).    For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.    The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

The Fund invests primarily in general obligation or revenue bonds.  In pursuing its investment objective, the Fund seeks to weight investment in obligations such that at least 5% and not more than 15% of its net assets are invested in obligations with a final maturity in a year within the five-to-fifteen year maturity range.  When a municipal obligation’s final maturity is four years, the Fund intends to sell that security within one year and reinvest the proceeds in obligations with longer maturities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio managers may also trade securities to seek to minimize capital gains to shareholders

4.

The third, sixth, seventh, eighth and eleventh paragraphs under “Principal Risks” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund” are deleted.

5.

The following paragraph is added under “Principal Risks” after “Tax Risk” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund”:

Risks Associated with Active Management.  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

6.

The Fund’s primary benchmark is Barclays Capital 10-Year Municipal Bond Index.

7.

The following replaces “Investment Adviser” under “Management” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund”:

Investment Adviser. Eaton Vance Management (“Eaton Vance”).  The portfolio managers of the Fund are part of Eaton Vance’s Tax-Advantaged Bond Strategies (“TABS”) division.

8.

The following replaces “Tax Information” in “Fund Summaries – Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund”:

The Fund’s distributions are expected to be exempt from regular federal income tax. However, the Fund may also distribute taxable income to the extent that it invests in taxable municipal obligations.  Distributions of any net realized gains are expected to be taxable.

9.

The fifth, sixth, seventh, thirteenth and fourteenth paragraphs under “Investment Objectives & Principal Policies and Risks” are deleted.

February 13, 2015	17604 2.13.15

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
Supplement to Statement of Additional Information dated June 1, 2014

Effective April 15, 2015, the name of Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund is changed to Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund.

February 13, 2015